Offerings	Aug. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.00001 par value per share
Amount Registered | shares	188,249
Proposed Maximum Offering Price per Unit	11.25
Maximum Aggregate Offering Price	$ 2,117,801.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 292.47
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional shares of MiNK Therapeutics, Inc.'s (the "Registrant's") common stock, par value $0.00001 per share ("Common Stock"), as may be issued to prevent dilution from stock splits, stock dividends and similar transactions. (2) Consists of 188,249 shares of the Registrant's Common Stock that became available for issuance on January 1, 2026 under the Registrant's 2021 Equity Incentive Plan (the "2021 EIP") resulting from the annual "evergreen" increase in the number of authorized shares reserved and available for issuance under the 2021 EIP on January 1, 2026. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h), based on the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on August 11, 2026. (4) The Registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.00001 par value per share
Amount Registered | shares	47,062
Proposed Maximum Offering Price per Unit	11.25
Maximum Aggregate Offering Price	$ 529,447.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 73.12
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional shares of MiNK Therapeutics, Inc.'s (the "Registrant's") common stock, par value $0.00001 per share ("Common Stock"), as may be issued to prevent dilution from stock splits, stock dividends and similar transactions. (2) Consists of 47,062 shares of the Registrant's Common Stock that became available for issuance under the Registrant's 2021 Employee Stock Purchase Plan (the "2021 ESPP") resulting from the annual "evergreen" increase in the number of authorized shares reserved and available for issuance under the 2021 ESPP on January 1, 2026. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h), based on the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on August 11, 2026. (4) The Registrant does not have any fee offsets.